Becker Value Equity Fund
Schedule of Investments
January 31, 2026 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Communication Services - 9.9%
Alphabet, Inc. - Class A	12,001	$4,056,338
Meta Platforms, Inc. - Class A	2,480	1,776,920
Verizon Communications, Inc.	47,475	2,113,587
Walt Disney Co.	18,415	2,077,212
		10,024,057

Consumer Discretionary - 5.8%
Amazon.com, Inc. (a)	11,926	2,853,892
AutoZone, Inc. (a)	550	2,037,360
NIKE, Inc. - Class B	15,540	960,527
		5,851,779

Consumer Staples - 5.4%
Grocery Outlet Holding Corp. (a)	86,355	822,963
Procter & Gamble Co.	8,510	1,291,563
Sysco Corp.	25,255	2,117,632
Walmart, Inc.	10,174	1,212,130
		5,444,288

Energy - 7.0%
Baker Hughes Co.	26,610	1,491,225
Chevron Corp.	12,937	2,288,555
Kinder Morgan, Inc.	70,144	2,138,691
Shell PLC - ADR	15,346	1,182,102
		7,100,573

Financials - 22.3%
Berkshire Hathaway, Inc. - Class B (a)	7,765	3,731,315
Blackrock, Inc.	3,135	3,507,877
Charles Schwab Corp.	35,730	3,713,062
Chubb Ltd.	9,310	2,882,004
Goldman Sachs Group, Inc.	2,922	2,733,268
JPMorgan Chase & Co.	12,616	3,859,108
PayPal Holdings, Inc.	30,775	1,621,535
US Bancorp	10,529	590,782
		22,638,951

Health Care - 11.5%
Bruker Corp.	20,410	903,959
Eli Lilly & Co.	865	897,135
Johnson & Johnson	12,875	2,925,844
Koninklijke Philips NV	36,389	1,044,364
McKesson Corp.	2,235	1,857,754
Pfizer, Inc.	60,310	1,594,597
Quest Diagnostics, Inc.	6,078	1,136,768
Sanofi SA - ADR	27,130	1,276,195
		11,636,616

Industrials - 12.5%
Carrier Global Corp.	34,530	2,057,297
Eaton Corp. PLC	5,890	2,069,864
Embraer SA - ADR	16,460	1,209,152
Emerson Electric Co.	12,234	1,797,909
General Dynamics Corp.	5,710	2,004,724
RTX Corp.	10,211	2,051,696
Union Pacific Corp.	6,440	1,514,044
		12,704,686

Information Technology - 12.6%
Accenture PLC - Class A	7,456	1,965,700
Apple, Inc.	6,600	1,712,568
Cisco Systems, Inc.	31,960	2,503,107
Intel Corp. (a)	44,640	2,074,421
Microsoft Corp.	4,480	1,927,699
QUALCOMM, Inc.	11,035	1,672,796
ServiceNow, Inc. (a)	7,350	860,023
		12,716,314

Materials - 4.6%
Air Products and Chemicals, Inc.	7,380	2,011,050
Newmont Corp.	23,835	2,677,862
		4,688,912

Utilities - 6.0%
FirstEnergy Corp.	66,876	3,165,910
Southern Co.	32,295	2,884,266
		6,050,176
TOTAL COMMON STOCKS (Cost $59,102,605)		98,856,352

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.4%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.59% (b)	2,474,345	2,474,345
TOTAL MONEY MARKET FUNDS (Cost $2,474,345)		2,474,345

TOTAL INVESTMENTS - 100.0% (Cost $61,576,950)		101,330,697
Liabilities in Excess of Other Assets - (0.0)% (c)		(48,691)
TOTAL NET ASSETS - 100.0%		$101,282,006

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of January 31, 2026.
(c)	Represents less than 0.05% of net assets.

ary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Becker Value Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$98,856,352	$–	$–	$98,856,352
Money Market Funds	2,474,345	–	–	2,474,345
Total Investments	$101,330,697	$–	$–	$101,330,697

Refer to the Schedule of Investments for further disaggregation of investment categories.